Financial Instruments (Details) - Schedule of Remaining Contractual Maturities of Financial Liabilities - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Financial Instruments (Details) - Schedule of Remaining Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 41,797	$ 36,737
Lease obligation	1,717
Deposits received	4,223
Total Contractual Obligation	47,737
Within a year [Member]
Financial Instruments (Details) - Schedule of Remaining Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	41,797
Lease obligation	284
Deposits received	4,223
Total Contractual Obligation	46,304
2-5 years [Member]
Financial Instruments (Details) - Schedule of Remaining Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Lease obligation	1,095
Deposits received
Total Contractual Obligation	1,095
Over 5 years [Member]
Financial Instruments (Details) - Schedule of Remaining Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Lease obligation	338
Deposits received
Total Contractual Obligation	$ 338